CURRENT FINANCIAL LIABILITIES WITH RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of financial liabilities

06/30/2026	Amortized Cost	Carrying Amount	Fair Value
Current financial liabilities	2,901	2,901	2,901
Payables with Related Parties (Note 12)	2,901	2,901	2,901

12/31/2025	Amortized Cost	Carrying Amount	Fair Value
Current financial liabilities	1,808	1,808	1,808
Payables with Related Parties (Note 12)	1,808	1,808	1,808

Other borrowings associated with financing activities

	Balance at 12/31/2025	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 06/30/2026
Payables with Related Parties	1,808	-	-	-	1,093	-	-	2,901
Total	1,808	-	-	-	1,093	-	-	2,901

12/31/2025

	Balance at 12/31/2024	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2025
Payables with Related Parties	3,365	-	-	-	(1,557)	-	-	1,808
Total	3,365	-	-	-	(1,557)	-	-	1,808